UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08917

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                                  Schedule of Investments

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments

September 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (26.1%)
Aerospace & Defense (0.5%)
$320	Goodrich Corp., Rule 144A, Notes‡	(BBB, Baa3)	07/01/16	6.290	$330,901
Apparel (0.5%)
280	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	313,600
Automobile Manufacturers (0.9%)
565	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, Baa1)	03/15/11	5.875	566,289
Banks (0.6%)
160	Bank of America Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/06 @ $104.04)‡	(A, Aa3)	12/31/26	8.070	167,055
235	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A, Aa3)	03/29/49	6.189	237,901
					404,956
Chemicals (0.5%)
270	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B2)	05/15/10	10.625	291,600
Diversified Financials (6.9%)
240	American Express Co., Notes (Callable 09/01/16 @ $100.00)#	(A, A3)	09/01/66	6.800	253,837
280	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	281,221
160	BAE Systems Holdings, Inc., Rule 144A, Notes‡	(BBB, Baa2)	08/15/10	4.750	155,986
255	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	277,950
140	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	137,938
700	General Electric Capital Corp., Series MTNA, Global Notes§	(AAA, Aaa)	06/15/12	6.000	728,173
50	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	48,788
105	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	12/01/14	6.750	102,665
260	Goldman Sachs Group, Inc., Global Notes	(A+, Aa3)	01/15/15	5.125	252,488
235	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	247,925
300	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)#	(A, A1)	11/30/35	5.911	300,455
95	John Deere Capital Corp., Series MTN, Notes	(A-, A3)	07/25/11	5.650	96,612
90	JPMorgan Chase & Co., Global Notes§	(A+, Aa3)	03/01/15	4.750	85,996
125	Morgan Stanley, Global Subordinated Notes§	(A, A1)	04/01/14	4.750	119,056
515	OMX Timber Finance Investment LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ $100.00)#‡	(A+, Aa3)	01/29/20	5.420	499,017
190	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	190,838
160	Residential Capital Corp., Company Guaranteed Notes§	(BBB-, Baa3)	02/22/11	6.000	159,957
330	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A-, A2)	03/15/42	5.800	331,216
					4,270,118
Electric (1.6%)
275	AES Corp., Senior Notes	(B, B1)	06/15/08	8.750	286,688
110	Constellation Energy Group, Inc., Notes	(BBB+, Baa1)	04/01/07	6.350	110,460
165	Dominion Resources, Inc., Series G, Senior Notes	(BBB+, Baa2)	11/15/06	3.660	164,652
245	FPL Group Capital, Inc., Notes	(A-, A2)	02/16/07	4.086	243,840
150	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	160,797
					966,437
Food (0.4%)
250	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba2)	10/15/09	8.000	262,500
Healthcare Services (0.4%)
245	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	241,968
Household Products (0.4%)
220	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	231,000
Insurance (1.9%)
265	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/13	4.250	249,191

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Insurance
$320	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	$311,125
175	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes‡	(A-, A3)	08/25/07	6.850	176,250
245	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00)‡	(A-, A2)	04/15/34	6.600	242,083
175	Progressive Corp., Senior Notes§	(A+, A1)	12/01/32	6.250	184,422
					1,163,071
Investment Company (0.4%)
275	Frank Russell Co., Rule 144A, Company Guaranteed Notes‡	(AAA, Aa1)	01/15/09	5.625	277,962
Lodging (1.3%)
230	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B-, B3)	11/15/10	12.000	242,075
250	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	256,875
275	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(CCC, Caa1)	03/15/09	11.500	286,000
					784,950
Machinery-Diversified (0.5%)
300	Case New Holland, Inc., Global Company Guaranteed Notes	(BB, Ba3)	06/01/09	6.000	297,375
Media (3.7%)
555	Comcast Corp., Company Guaranteed Notes	(BBB+, Baa2)	06/15/16	4.950	518,460
155	Cox Communications, Inc., Global Notes	(BBB-, Baa3)	12/15/14	5.450	149,966
250	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	253,750
270	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/08	5.750	268,313
270	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.63)	(B-, B1)	12/15/11	9.250	283,837
230	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+, B3)	02/01/13	9.875	244,375
215	Sinclair Broadcast Group, Inc., Series A, Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B, Ba3)	03/15/12	8.000	219,031
315	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+, Baa2)	05/01/12	6.875	333,463
					2,271,195
Oil & Gas (1.5%)
65	Enterprise Products Operating LP, Senior Notes	(BB+, Baa3)	06/01/10	4.950	63,632
185	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+, Baa3)	10/15/34	6.650	185,815
230	Hess Corp., Notes	(BBB-, Ba1)	08/15/31	7.300	259,775
280	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes#‡	(BBB, Baa1)	06/15/10	6.690	286,860
155	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	150,609
					946,691
Pharmaceuticals (0.2%)
155	Bristol-Myers Squibb Co., Notes§	(A+, A2)	08/15/13	5.250	153,397
Real Estate (0.3%)
170	EOP Operating LP, Notes	(BBB, Baa2)	10/01/10	4.650	165,085
Retail (0.6%)
80	Home Depot, Inc., Global Senior Unsecured Notes	(AA, Aa3)	03/01/16	5.400	79,617
280	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B, B3)	03/15/12	9.625	298,200
					377,817
Savings & Loans (0.2%)
150	Washington Mutual Bank, Global Subordinated Notes	(A-, A3)	01/15/15	5.125	145,076
Telecommunications (2.8%)
225	AT&T, Inc., Global Notes§	(A, A2)	09/15/34	6.150	218,538
280	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	298,900
190	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	194,156

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecommunications
$330	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	$332,475
150	Motorola, Inc., Notes	(A-, Baa2)	11/16/07	4.608	148,888
135	Nextel Communications, Inc., Series E, Senior Notes (Callable 10/31/08 @ $103.44)	(BBB+, Baa3)	10/31/13	6.875	137,568
135	SBC Communications, Inc., Global Notes	(A, A2)	09/15/14	5.100	130,646
65	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB+, Baa3)	03/15/32	8.750	79,494
180	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	177,945
					1,718,610
TOTAL CORPORATE BONDS (Cost $16,278,569)					16,180,598

ASSET BACKED SECURITIES (3.2%)
825	Asset Backed Funding Certificates, Series 2005-AQ1, Class A4#	(AAA, Aaa)	06/25/35	5.010	799,606
418	First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FFH2, Class B#	(BB+, Ba2)	02/25/34	6.900	370,613
149	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A#	(AAA, Aaa)	04/15/29	5.600	148,653
690	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF4#	(AAA, Aaa)	05/25/35	4.608	673,936
TOTAL ASSET BACKED SECURITIES (Cost $2,055,184)					1,992,808

MORTGAGE BACKED SECURITIES (66.4%)
885	Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4#	(AAA, Aaa)	09/10/47	5.354	880,159
2,240	Bank of America Funding Corp., Series 2006-E, Class 2A1#	(AAA, Aaa)	06/20/36	5.883	2,257,588
50	Fannie Mae Pool #077774	(AAA, Aaa)	01/01/10	10.000	52,109
1,259	Fannie Mae Pool #790724^^	(AAA, Aaa)	09/01/34	5.500	1,243,639
2,401	Fannie Mae Pool #799947^^	(AAA, Aaa)	11/01/34	5.500	2,369,712
2,087	Fannie Mae Pool #801714^^	(AAA, Aaa)	10/01/34	5.000	2,009,931
1,499	Fannie Mae Pool #804293^^	(AAA, Aaa)	11/01/34	5.000	1,442,916
1,252	Fannie Mae Pool #826514^^	(AAA, Aaa)	07/01/35	6.000	1,257,238
1,716	Fannie Mae Pool #891477^^	(AAA, Aaa)	04/01/36	6.500	1,753,854
1	Federal National Mortgage Association, Series 1991-165, Class M	(AAA, Aaa)	12/25/21	8.250	540
1,025	FHLMC TBA	(AAA, Aaa)	10/02/36	5.000	985,642
700	FNMA TBA	(AAA, Aaa)	10/02/36	5.000	672,875
2,000	FNMA TBA	(AAA, Aaa)	10/02/36	5.500	1,970,624
4,640	FNMA TBA	(AAA, Aaa)	10/02/36	6.000	4,660,300
1,155	FNMA TBA	(AAA, Aaa)	10/02/36	6.500	1,176,295
1,205	Freddie Mac Global Bonds	(AAA, Aaa)	06/18/14	5.250	1,227,895
2,300	Freddie Mac Global Notes‡‡	(AAA, Aaa)	02/17/09	4.875	2,297,999
1,455	Freddie Mac Global Notes‡‡	(AAA, Aaa)	11/15/13	4.875	1,449,622
3,480	Ginnie Mae Pool #521331	(AAA, Aaa)	05/15/35	5.500	3,458,731
1,230	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds	(AAA, Aaa)	04/15/29	6.703	1,245,870
940	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM#	(AAA, Aaa)	07/10/38	6.110	983,744
2,171	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1	(AAA, Aaa)	06/25/36	5.862	2,190,560
631	Master Specialized Loan Trust, Series 2005-3, Class A2#	(AAA, Aaa)	11/25/35	5.704	621,089
1,150	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM#	(AAA, Aaa)	05/12/39	5.844	1,182,628
1,350	Morgan Stanley Capital I, Series 2006-T23, Class AM	(AAA, Aaa)	08/12/41	5.983	1,404,063
934	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21#	(AAA, Aaa)	09/25/34	5.381	934,005
1,461	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1#	(AAA, Aaa)	02/25/36	5.681	1,464,320
TOTAL MORTGAGE BACKED SECURITIES (Cost $40,930,843)					41,193,948

FOREIGN BONDS (2.6%)
Commercial Services (0.5%)
295	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	300,900
Electric (0.2%)
130	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(BBB-, Baa1)	04/15/11	7.875	138,383
Insurance (0.2%)
110	Everest Reinsurance Holdings, Global Notes (Bermuda)	(A-, A3)	10/15/14	5.400	107,430

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Miscellaneous Manufacturing (0.5%)
$305	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB+, Baa3)	10/15/11	6.375	$320,072
Oil & Gas (0.7%)
65	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+, Baa1)	07/15/11	6.700	67,999
320	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia)‡	(A-, A1)	08/15/15	7.750	372,071
					440,070
Pipelines (0.1%)
100	TransCanada PipeLines, Ltd., Yankee Bonds (Canada)	(A-, A2)	01/15/15	4.875	96,021
Telecommunications (0.4%)
250	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa1)	11/01/08	5.250	241,250
TOTAL FOREIGN BONDS (Cost $1,662,140)					1,644,126
UNITED STATES TREASURY OBLIGATIONS (4.3%)
1,605	United States Treasury Bonds§	(AAA, Aaa)	02/15/36	4.500	1,538,418
1,025	United States Treasury Notes§	(AAA, Aaa)	11/15/08	4.375	1,018,955
120	United States Treasury Notes§	(AAA, Aaa)	02/15/31	5.375	129,647
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,757,312)					2,687,020

Number of Shares

WARRANTS (0.0%)
Building Materials (0.0%)
240	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09*‡	2
Telecommunications (0.0%)
130	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^	0
TOTAL WARRANTS (Cost $11,300)		2

SHORT-TERM INVESTMENTS (14.6%)
4,546,963	State Street Navigator Prime Portfolio§§	4,546,963

Par (000)

$4,287	State Street Bank and Trust Co. Euro Time Deposit ‡‡	10/02/06	4.100	4,287,000
30	United States Treasury Bills	11/09/06	4.885	29,841
30	United States Treasury Bills	11/09/06	4.920	29,840
170	United States Treasury Bills	11/09/06	5.012	169,089
TOTAL SHORT-TERM INVESTMENTS (Cost $9,062,733)				9,062,733

TOTAL INVESTMENTS AT VALUE (117.2%) (Cost $72,758,081)				72,761,235

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.2%)				(10,674,769)

NET ASSETS (100.0%)				$62,086,466

OPEN FUTURES CONTRACTS

					Unrealized
Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	13	12/29/06	$2,652,917	$2,658,500	$5,583
U.S. Treasury 5 Year Notes Futures	63	12/29/06	6,646,543	6,647,484	941
U.S. Treasury 20 Year Bonds Futures	16	12/19/06	1,774,594	1,798,500	23,906
			11,074,054	11,104,484	30,430
U.S. Treasury 10 Year Notes Futures	(30)	12/19/06	(3,225,649)	(3,241,875)	(16,226)
			$7,848,405	$7,862,609	$14,204

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNA = Medium Term Note Series A

NR = Not Rated

TBA = To Be Announced

†                                          Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2006, these securities amounted to a value of $2,809,087 or 4.5% of net assets.

‡‡                                    Collateral segregated for futures contracts.

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

^^                                    Collateral segregated for TBA securities.

#                                         Variable rate obligations – The interest rate shown is the rate as of September 30, 2006.

§                                         Security or portion thereof is out on loan.

§§           Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $72,758,081, $517,680, $(514,526) and $3,154, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006